Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Losses (gains) due to amortization:
Total changes in Accumulated OCI	¥ 127,169	¥ (160,612)	¥ (152,076)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	104,132	(132,593)
Losses (gains) due to amortization:
Net actuarial loss	(731)	(7,309)
Prior service cost	1,210	1,094
Curtailment and settlement	5,980	4,394
Total changes in Accumulated OCI	110,591	(134,414)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	26,155	(18,165)
Prior service cost arising during the year	65
Losses (gains) due to amortization:
Net actuarial loss	(9,993)	(8,847)
Prior service cost	3,039	3,090
Curtailment and settlement	(49)	(52)
Foreign currency translation adjustments	(1,399)	(3,502)
Total changes in Accumulated OCI	17,818	(27,476)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	1,908	(2,262)
Losses (gains) due to amortization:
Net actuarial loss	(707)	(1,124)
Prior service cost	2,020	2,775
Foreign currency translation adjustments	(68)	(36)
Total changes in Accumulated OCI	¥ 3,153	¥ (647)